BONDS AND SECURITIES AT AMORTIZED COST (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Bonds And Securities At Amortized Cost
Financial assets at amortized cost	R$ 25,937,875	R$ 38,535,855